Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000116490 | ORLEN SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | New Jersey Resources Corp._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | Ambev SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | SCB X PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | BB Seguridade Participacoes SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | Taiwan Mobile Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | Poste Italiane SpA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | American States Water Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116490 | Vale SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116490 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116490 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116490 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000116490 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000116490 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000116490 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000116490 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000116490 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000116490 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000116490 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000116492 | ORLEN SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | New Jersey Resources Corp._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | Ambev SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | SCB X PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | BB Seguridade Participacoes SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | Taiwan Mobile Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | Poste Italiane SpA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | American States Water Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116492 | Vale SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116492 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116492 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116492 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000116492 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000116492 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000116492 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000116492 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000116492 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000116492 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000116492 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000116493 | ORLEN SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | New Jersey Resources Corp._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | Ambev SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | SCB X PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | BB Seguridade Participacoes SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | Taiwan Mobile Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | Poste Italiane SpA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | American States Water Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116493 | Vale SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116493 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116493 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116493 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000116493 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000116493 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000116493 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000116493 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000116493 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000116493 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000116493 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000219860 | ORLEN SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | New Jersey Resources Corp._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | Ambev SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | SCB X PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | BB Seguridade Participacoes SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | Taiwan Mobile Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | Poste Italiane SpA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | American States Water Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000219860 | Vale SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000219860 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219860 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219860 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219860 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219860 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000219860 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000219860 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000219860 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000219860 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000219860 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000139051 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Loews Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | WEC Energy Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Palo Alto Networks, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Evergy, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Duke Energy Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Marvell Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Ameren Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | DTE Energy Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000139051 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000139051 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000139051 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000139051 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000139051 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000139051 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000139051 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000139051 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000139051 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000157588 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157588 | WEC Energy Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157588 | Evergy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157588 | Duke Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157588 | DTE Energy Co._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157588 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157588 | CMS Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157588 | The Southern Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157588 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157588 | Consolidated Edison, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157588 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000157588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000157588 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157588 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157588 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000157588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000157588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000157588 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000157588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000157589 | New Jersey Resources Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000157589 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157589 | American States Water Co._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157589 | IDACORP, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000157589 | Avista Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157589 | Southwest Gas Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157589 | MGE Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157589 | Black Hills Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157589 | ONE Gas, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157589 | Northwest Natural Holding Co._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157589 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157589 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000157589 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157589 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000157589 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000157589 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000157589 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000157589 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000157589 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000180597 | T. Rowe Price Group, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000180597 | Franklin Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000180597 | Kimberly-Clark Corp._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000180597 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000180597 | Hormel Foods Corp._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000180597 | Stanley Black & Decker, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000180597 | Brown-Forman Corp._Class B
Holdings [Line Items]
Percent of Total Investments	2.50%
C000180597 | McCormick & Co., Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000180597 | The Clorox Co._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000180597 | Genuine Parts Co._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000180597 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180597 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000180597 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000180597 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000180597 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000180597 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000180597 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180597 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180597 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000180594 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000180594 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	10.40%
C000180594 | Lam Research Corp._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000180594 | KLA Corp._
Holdings [Line Items]
Percent of Total Investments	6.50%
C000180594 | QUALCOMM, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000180594 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	4.00%
C000180594 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000180594 | The Allstate Corp._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000180594 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000180594 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	3.10%
C000180594 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000180594 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000180594 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180594 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000180594 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000180594 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000180594 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000180594 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000180594 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000139053 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Loews Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | WEC Energy Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Palo Alto Networks, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Evergy, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Duke Energy Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Marvell Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Ameren Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | DTE Energy Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000139053 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000139053 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000139053 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000139053 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000139053 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000139053 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000139053 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000139053 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000139053 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000139055 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000139055 | WEC Energy Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000139055 | Evergy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000139055 | Duke Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000139055 | DTE Energy Co._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000139055 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000139055 | CMS Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000139055 | The Southern Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139055 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139055 | Consolidated Edison, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000139055 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000139055 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000139055 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000139055 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000139055 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000139055 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000139055 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000139055 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000139055 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000139055 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000243210 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000243210 | Devon Energy Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000243210 | Expedia Group, Inc._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000243210 | Adobe, Inc._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000243210 | Sandisk Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000243210 | Coeur Mining, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000243210 | Newmont Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000243210 | Merck & Co., Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000243210 | Salesforce, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000243210 | Intuit, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000243210 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000243210 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000243210 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000243210 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243210 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000243210 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000243210 | Energy
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000243210 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000243212 | GoDaddy, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000243212 | Oscar Health, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000243212 | Lyft, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.40%
C000243212 | Docusign, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.30%
C000243212 | Symbotic, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.30%
C000243212 | Par Pacific Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243212 | Chord Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243212 | Tutor Perini Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243212 | Viper Energy, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243212 | Maplebear, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000243212 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000243212 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000243212 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243212 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000243212 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000243212 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000243212 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000243212 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000243212 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255423 | Lam Research Corp._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000255423 | KLA Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000255423 | Sandisk Corp._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000255423 | Caterpillar, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000255423 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000255423 | Applied Materials, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000255423 | Dell Technologies, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.80%
C000255423 | GE Vernova, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000255423 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000255423 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000255423 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000255423 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000255423 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255423 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255423 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000255423 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000255423 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000255423 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000255423 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000261505 | Kinross Gold Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000261505 | Kioxia Holdings Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000261505 | Endeavour Mining PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000261505 | Sanofi SA_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000261505 | Suncor Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000261505 | Publicis Groupe SA_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000261505 | Vinci SA_
Holdings [Line Items]
Percent of Total Investments	1.70%
C000261505 | Agnico Eagle Mines Ltd._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000261505 | Barrick Mining Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000261505 | Canadian Natural Resources Ltd._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000261505 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000261505 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000261505 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000261505 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000261505 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000261505 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000261505 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000261505 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000261505 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000261506 | Kioxia Holdings Corp._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000261506 | Barrick Mining Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000261506 | ASML Holding NV_
Holdings [Line Items]
Percent of Total Investments	4.10%
C000261506 | Advantest Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000261506 | Tokyo Electron Ltd._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000261506 | Siemens Energy AG_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000261506 | Fujikura Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000261506 | AstraZeneca PLC_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000261506 | Novo Nordisk A/S_Class B
Holdings [Line Items]
Percent of Total Investments	2.00%
C000261506 | TechnipFMC PLC_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000261506 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000261506 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000261506 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000261506 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000261506 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000261506 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000261506 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210928 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210928 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000210928 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000210928 | Yankee Dollars
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000210928 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000210928 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000210928 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210929 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210929 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000210929 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000210929 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000210929 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000210929 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000210929 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230774 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230774 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000230774 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000230774 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000230774 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000230774 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000230774 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230774 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230774 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230773 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230773 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	76.90%
C000230773 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000261507 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000261507 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000261507 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000210925 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	1.70%
C000210925 | Loews Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210925 | Evergy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210925 | Ameren Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210925 | Consolidated Edison, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210925 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210925 | Realty Income Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210925 | Atmos Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210925 | CenterPoint Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210925 | Chubb Ltd._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210925 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000210925 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000210925 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210925 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000210925 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000210925 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210925 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000210925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000210925 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000210925 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000210930 | New Jersey Resources Corp._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | Avista Corp._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | Southwest Gas Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | ONE Gas, Inc._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | Pinnacle West Capital Corp._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000210930 | Broadstone Net Lease, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | Ellington Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | Spire, Inc._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | Greif, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000210930 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000210930 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210930 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000210930 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000210930 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210930 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210930 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000210930 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000210930 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000210926 | Singapore Airlines Ltd._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210926 | The Bank of Nova Scotia_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210926 | The Toronto-Dominion Bank_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210926 | Oversea-Chinese Banking Corp. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210926 | National Bank of Canada_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210926 | NN Group NV_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210926 | Canadian Imperial Bank of Commerce_
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Investor AB_Class B
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Henkel AG & Co. KGaA_Preference Shares
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Swedbank AB_Class A
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000210926 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210926 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210926 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000210926 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000210926 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000210926 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000210926 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210926 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000210926 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210927 | Kasikornbank PCL_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210927 | SD Guthrie Bhd_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210927 | Bank of China Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210927 | RHB Bank Bhd_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210927 | Postal Savings Bank of China Co. Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210927 | Hengan International Group Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210927 | China Merchants Bank Co. Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210927 | Industrial & Commercial Bank of China Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210927 | Sinopharm Group Co. Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210927 | JB Chemicals & Pharmaceuticals Ltd._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210927 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000210927 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000210927 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000210927 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000210927 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000210927 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000210927 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000210927 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210927 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000210927 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238316 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000238316 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.00%
C000238316 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238316 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238316 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000238316 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.40%
C000238316 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.90%
C000238316 | AbbVie, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000238316 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238316 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.00%
C000238316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000238316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000238316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000238316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000238316 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000238316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000238316 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000238316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000250754 | State Street Technology Select Sector SPDR ETF_
Holdings [Line Items]
Percent of Total Investments	18.10%
C000250754 | iShares Core MSCI Europe ETF_
Holdings [Line Items]
Percent of Total Investments	14.90%
C000250754 | State Street Financial Select Sector SPDR ETF_
Holdings [Line Items]
Percent of Total Investments	12.70%
C000250754 | Vanguard FTSE All-World ex-US ETF_
Holdings [Line Items]
Percent of Total Investments	12.40%
C000250754 | State Street Health Care Select Sector SPDR ETF_
Holdings [Line Items]
Percent of Total Investments	8.30%
C000250754 | State Street Communication Services Select Sector SPDR ETF_
Holdings [Line Items]
Percent of Total Investments	5.90%
C000250754 | iShares Core S&P Small-Cap ETF_
Holdings [Line Items]
Percent of Total Investments	5.10%
C000250754 | iShares Biotechnology ETF_
Holdings [Line Items]
Percent of Total Investments	3.40%
C000250754 | iShares Expanded Tech Sector ETF_
Holdings [Line Items]
Percent of Total Investments	3.30%
C000250754 | iShares U.S. Transportation ETF_
Holdings [Line Items]
Percent of Total Investments	3.30%